Convertible Notes Payables - Schedule of Measurement Inputs (Details) - $ / shares			1 Months Ended	6 Months Ended
	Jan. 23, 2026	Nov. 12, 2025	Sep. 03, 2025	Jun. 30, 2026
Schedule of Measurement Inputs [Line Items]
Stock Price (in Dollars per share)			$ 9.66
Volatility (in Dollars per share)			$ 65
Discount Rate			20.00%
Risk free rate of return			3.62%
Term to maturity (years)			1 year
Convertible Notes [Member]
Schedule of Measurement Inputs [Line Items]
Stock Price (in Dollars per share)		$ 5.92		$ 0.28
Volatility (in Dollars per share)		$ 60
Discount Rate		20.00%		27.00%
Risk free rate of return		3.73%
Term to maturity (years)		1 year
Convertible Notes Assumptions [Member]
Schedule of Measurement Inputs [Line Items]
Stock Price (in Dollars per share)	$ 4.13			$ 0.28
Volatility (in Dollars per share)	$ 110			$ 100
Discount Rate	25.00%			26.68%
Risk free rate of return	3.50%			3.97%
Term to maturity (years)	1 year			6 months 21 days
Minimum [Member] | Convertible Notes [Member]
Schedule of Measurement Inputs [Line Items]
Volatility (in Dollars per share)				$ 0.90
Risk free rate of return				3.76%
Term to maturity (years)				2 months 4 days
Maximum [Member] | Convertible Notes [Member]
Schedule of Measurement Inputs [Line Items]
Volatility (in Dollars per share)				$ 95
Risk free rate of return				3.90%
Term to maturity (years)				4 months 13 days